Label	Element	Value
Wilshire Global Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire Global Allocation Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE TO SHAREHOLDERS
 WILSHIRE VARIABLE INSURANCE TRUST
Wilshire Global Allocation Fund (the “Fund”)

Supplement dated January 12, 2021
to the Fund’s Summary Prospectus, Statutory Prospectus,
and Statement of Additional Information (“SAI”),
each dated April 30, 2020, as previously supplemented

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND’S SUMMARY PROSPECTUS, STATUTORY PROSPECTUS, AND SAI

Effective January 8, 2021, Wilshire Associates Incorporated, the investment adviser to the Fund, has changed its name to Wilshire Advisors, LLC. Accordingly, all references in the Fund’s Summary Prospectus, Statutory Prospectus, and SAI to “Wilshire Associates Incorporated” are hereby deleted and replaced with references to “Wilshire Advisors, LLC.”